Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	20 years	20 years
Operating equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	5 years
Operating equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	10 years
Vehicle [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	3 years
Vehicle [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	5 years
Electronic equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	3 years
Electronic equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	20 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	20 years	20 years
Apple Orchard [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful Life	10 years	10 years